SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions		1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
		Nov. 30, 2020	Jan. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues							$ 57,385	[1]	$ 46,587	$ 37,635
Direct operating costs							(49,887)		(40,868)	(32,465)
General and administrative expenses							(1,360)	[1]	(1,012)	(968)
Gain (loss) on acquisitions /dispositions, net							28		898	304
Gain (loss) on acquisitions /dispositions, net recorded in equity							113		414
Other income (expense), net							25		61	(52)
Interest income (expense), net							(2,538)	[1]	(1,468)	(1,482)
Current income tax (expense) recovery							(445)		(545)	(284)
Preferred equity distributions							0
Equity accounted Ajusted EFO							314		262	225
Depreciation and amortization expense							3,223		2,283	2,165
Impairment reversal (expense), net							9	[1]	(440)	(263)
Gain (loss) on acquisitions / dispositions, net									925	(30)
Gain (loss) on acquisitions / dispositions, net recorded in equity							(113)		(414)
Current income tax (expense) recovery							(13)		9
Other income (expense), net							(683)		(95)	163
Deferred income tax (expense) recovery							777	[1]	371	130
Non-cash items attributable to equity accounted investments							(149)		(249)	(168)
Net income (loss)							240		2,153	580
Direct costs							53,110	[1]	43,151	34,630
Gains on disposals of non-current assets	[1]						28
Other operating income							(658)	[1]	(34)	111
Current income tax (expense)							458	[1]	536	284
Share of net income							165	[1]	13	57
Operating segments
Disclosure of operating segments [line items]
Revenues							17,121		14,426	12,476
Direct operating costs							(14,613)		(12,494)	(10,874)
General and administrative expenses							(533)		(409)	(384)
Gain (loss) on acquisitions /dispositions, net							16		158	85
Gain (loss) on acquisitions /dispositions, net recorded in equity							52		414
Other income (expense), net							6		32	(25)
Interest income (expense), net							(849)		(477)	(486)
Current income tax (expense) recovery							(133)		(227)	(33)
Preferred equity distributions							27
Equity accounted Ajusted EFO							195		150	111
Adjusted EFO							1,235		1,573	(870)
Depreciation and amortization expense							1,051		780	719
Impairment reversal (expense), net							34		(160)	(112)
Gain (loss) on acquisitions / dispositions, net									474	11
Gain (loss) on acquisitions / dispositions, net recorded in equity							(52)		(414)
Current income tax (expense) recovery							(4)		9
Other income (expense), net							(258)		(42)	(121)
Deferred income tax (expense) recovery							306		132	37
Non-cash items attributable to equity accounted investments							(112)		(149)	(113)
Net income (loss)							98		643	(169)
Net realized revaluation gain (losses)							(9)		(4)	(28)
Gains on sale of property, plant and equipment							15
Net unrealized revaluation gain (losses)							(76)		79	(168)
Business separation expenses, stand-up costs and restructuring charges							108		(52)	60
Transaction costs							68		24	30
Other income									36	3
Gains (losses) on extinguishment of debt									14	8
Other expenses							6		31	6
Unallocated amounts
Disclosure of operating segments [line items]
Revenues							40,264		32,161	25,159
Direct operating costs							(35,274)		(28,374)	(21,591)
General and administrative expenses							(827)		(603)	(584)
Gain (loss) on acquisitions /dispositions, net							12		740	219
Gain (loss) on acquisitions /dispositions, net recorded in equity							61		0
Other income (expense), net							19		29	(27)
Interest income (expense), net							(1,689)		(991)	(996)
Current income tax (expense) recovery							(312)		(318)	(251)
Preferred equity distributions							(27)
Equity accounted Ajusted EFO							119		112	114
Depreciation and amortization expense							2,172		1,503	1,446
Impairment reversal (expense), net							(25)		(280)	(151)
Gain (loss) on acquisitions / dispositions, net									451	(19)
Gain (loss) on acquisitions / dispositions, net recorded in equity							(61)		0
Current income tax (expense) recovery							(9)		0
Other income (expense), net							(425)		(53)	284
Deferred income tax (expense) recovery							471		239	93
Non-cash items attributable to equity accounted investments							(37)		(100)	(55)
Net income (loss)							142		1,510	749
Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues							34,786		29,988	22,580
Depreciation and amortization expense							684		465	435
Dealer software and technology services operations | Operating segments
Disclosure of operating segments [line items]
Revenues							9,562		9,060	7,611
Direct operating costs							(8,830)		(8,383)	(7,220)
General and administrative expenses							(142)		(146)	(136)
Gain (loss) on acquisitions /dispositions, net							9		0	61
Gain (loss) on acquisitions /dispositions, net recorded in equity					$ 19				0
Other income (expense), net							2		24	4
Interest income (expense), net							(155)		(69)	(62)
Current income tax (expense) recovery							(80)		(111)	(41)
Preferred equity distributions							0
Equity accounted Ajusted EFO							42		22	12
Adjusted EFO							427		397	229
Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues							7,524		4,457	4,399
Depreciation and amortization expense							1,220		705	665
Engineered components manufacturing | Operating segments
Disclosure of operating segments [line items]
Revenues							2,968		1,928	1,900
Direct operating costs							(2,089)		(1,370)	(1,340)
General and administrative expenses							(146)		(68)	(75)
Gain (loss) on acquisitions /dispositions, net							0		0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity							0		0
Other income (expense), net							2		(4)	(29)
Interest income (expense), net							(288)		(152)	(163)
Current income tax (expense) recovery							(19)		(4)	(3)
Preferred equity distributions							0
Equity accounted Ajusted EFO							85		66	74
Adjusted EFO							513		396	364
Industrials
Disclosure of operating segments [line items]
Revenues							15,075		12,142	10,656
Depreciation and amortization expense							1,319		1,113	1,065
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues							4,591		3,438	2,965
Direct operating costs							(3,666)		(2,722)	(2,303)
General and administrative expenses							(135)		(88)	(91)
Gain (loss) on acquisitions /dispositions, net							7		158	24
Gain (loss) on acquisitions /dispositions, net recorded in equity							33		414
Other income (expense), net							2		12	0
Interest income (expense), net							(335)		(236)	(255)
Current income tax (expense) recovery							(92)		(159)	(29)
Preferred equity distributions							0
Equity accounted Ajusted EFO							68		62	25
Adjusted EFO							473		879	336
Gains on disposals of non-current assets							19		1,823	274
Corporate and other
Disclosure of operating segments [line items]
Revenues							0		0	0
Depreciation and amortization expense							0		0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues							0		0	0
Direct operating costs							(28)		(19)	(11)
General and administrative expenses							(110)		(107)	(82)
Gain (loss) on acquisitions /dispositions, net							0		0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity							0		0
Other income (expense), net							0		0	0
Interest income (expense), net							(71)		(20)	(6)
Current income tax (expense) recovery							58		47	40
Preferred equity distributions							27
Equity accounted Ajusted EFO							0		0	0
Adjusted EFO							(178)		(99)	(59)
Productivity impact and business interruption risk | Operating segments
Disclosure of operating segments [line items]
New provisions, other provisions										134
Non-recurring provisions, recapitalization of partnership's operations | Operating segments
Disclosure of operating segments [line items]
New provisions, other provisions										67
Digital cloud services | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net							9
GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity							19		245
GrafTech International Ltd | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net									141
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity							33		169
Gains on disposals of non-current assets				$ 40		$ 41
Public securities | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net							$ 7		14	25
Other disposals | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net									$ 3	(2)
Cold storage logistics business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets			$ 186
Cold storage logistics business | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net										47
New Zealand pathology business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets		$ 55
New Zealand pathology business | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net										$ 15

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.